Note 7 - Leases	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]

7. Leases

The Company determines whether an arrangement is a lease at inception of the agreement. Presently, the Company leases land, certain building space, machinery and equipment under various operating and finance leases.

Right-of-use (“ROU”) assets represent the Company’s right to use the underlying assets for the lease term and lease obligations represent the net present value of the Company’s obligation to make payments arising from these leases. ROU assets and lease obligations are recognized at commencement date based on the present value of lease payments over the lease term using the implicit lease interest rate or, when unknown, an incremental borrowing rate based on the information available at commencement date or April 1, 2019 for leases that commenced prior to that date. ROU assets and lease obligations for the Company’s operating and finance leases are disclosed separately in the Company’s Consolidated Balance Sheets.

Lease terms may include options to extend or terminate the lease, and the impact of these options are included in the calculation of the ROU asset and lease obligation only when the exercise of the option is at the Company’s sole discretion and it is reasonably certain that the Company will exercise that option. The Company will not separate lease and non-lease components for its leases when it is impractical to separate the two. In addition, the Company has certain leases that have variable payments based solely on output or usage of the leased asset. These variable operating leases are excluded from the Company’s Consolidated Balance Sheet presentation and are expensed as incurred. Leases with an initial term of 12 months or less, or short-term leases, are not recorded on the accompanying Consolidated Balance Sheets and are expensed as incurred.

The components of lease cost were as follows (in thousands):

	Fiscal Year:
	2026	2025	2024
Lease cost:
Amortization of right-of-use assets	$3,326	$4,048	$6,134
Interest on lease obligations	370	547	767
Finance lease cost	3,696	4,595	6,901
Operating lease cost	4,504	5,603	8,222
Short-term lease cost	8,709	7,548	5,335
Total lease cost	$16,909	$17,746	$20,458

Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from finance leases	$370	$547	$767
Operating cash flows from operating leases	4,544	5,904	8,849
Financing cash flows from finance leases	3,813	4,815	7,956
	$8,727	$11,266	$17,572

Right-of-use assets obtained in exchange for new finance lease obligations	$-	$-	$337
Right-of-use assets obtained in exchange for new operating lease obligations	$12,487	$2,980	$5,409
Right-of-use assets derecognized upon early termination of finance leases	$2,191	$20	$598
Right-of-use assets derecognized upon early termination of operating leases	$249	$7,572	$1,688

Weighted-average lease term (years):
Finance leases	2.7	3.8	4.4
Operating leases	5.2	4.2	4.3
Weighted-average discount rate (percentage):
Finance leases	3.9%	4.1%	4.0%
Operating leases	5.5%	5.0%	4.7%

Undiscounted future lease payments under non-cancelable operating and finance leases, along with a reconciliation of undiscounted cash flows to operating and finance lease obligations, respectively, as of March 31, 2026 were as follows (in thousands):

Years ending March 31:	Operating	Finance
2027	$5,822	$2,711
2028	4,780	2,304
2029	2,906	1,152
2030	2,512	416
2031	2,189	2
Thereafter	3,971	-
Total minimum payment required	22,180	6,585
Less interest	2,893	340
Present value of minimum lease payments	19,287	6,245
Amount due within one year	4,944	2,530
Long-term lease obligations	$14,343	$3,715